UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-3450

Name of Fund: Merrill Lynch Focus Value Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/06

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2005

                                                                      Shares
                                Industry                                Held   Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average Yield - 14.3%     Commercial Services &                309,800   Waste Management, Inc.                  $  9,142,198
                                Supplies - 2.7%
                                ---------------------------------------------------------------------------------------------------
                                Industrial Conglomerates - 2.1%       96,400   3M Co.                                     7,324,472
                                ---------------------------------------------------------------------------------------------------
                                Metals & Mining - 3.2%               224,800   Freeport-McMoRan Copper & Gold, Inc.
                                                                               Class B (i)                               11,109,616
                                ---------------------------------------------------------------------------------------------------
                                Pharmaceuticals - 3.8%               140,500   AstraZeneca Group Plc (b)                  6,308,450
                                                                     247,400   Merck & Co., Inc.                          6,981,628
                                                                                                                       ------------
                                                                                                                         13,290,078
                                ---------------------------------------------------------------------------------------------------
                                Trading Companies &                  444,230   UAP Holding Corp.                          8,484,793
                                Distributors - 2.5%
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Above-Average Yield                 49,351,157
-----------------------------------------------------------------------------------------------------------------------------------
Discount to Assets - 3.6%       Communications Equipment - 0.7%      612,600   3Com Corp. (c)                             2,358,510
                                ---------------------------------------------------------------------------------------------------
                                Energy Equipment &                   189,400   GlobalSantaFe Corp.                        8,437,770
                                Services - 2.4%
                                ---------------------------------------------------------------------------------------------------
                                Media - 0.5%                         218,260   Liberty Media Corp. Class A (c)            1,739,532
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Discount to Assets                  12,535,812
-----------------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround - 43.9%     Aerospace & Defense - 1.8%           117,800   Northrop Grumman Corp.                     6,319,970
                                ---------------------------------------------------------------------------------------------------
                                Beverages - 1.8%                     333,800   Coca-Cola Enterprises, Inc.                6,308,820
                                ---------------------------------------------------------------------------------------------------
                                Capital Markets - 4.4%               280,500   Morgan Stanley                            15,262,005
                                ---------------------------------------------------------------------------------------------------
                                Communications Equipment - 3.7%    1,494,300   Extreme Networks (c)                       7,217,469
                                                                     244,800   Motorola, Inc.                             5,424,768
                                                                                                                       ------------
                                                                                                                         12,642,237
                                ---------------------------------------------------------------------------------------------------
                                Computers & Peripherals - 2.0%        82,700   International Business Machines Corp.      6,771,476
                                ---------------------------------------------------------------------------------------------------
                                Energy Equipment &                   225,800   Rowan Cos., Inc. (i)                       7,449,142
                                Services - 2.2%
                                ---------------------------------------------------------------------------------------------------
                                Food & Staples Retailing - 5.4%      389,500   The Kroger Co. (c)                         7,751,050
                                                                   1,537,002   The Topps Co., Inc.                       11,189,375
                                                                                                                       ------------
                                                                                                                         18,940,425
                                ---------------------------------------------------------------------------------------------------
                                Paper & Forest Products - 2.5%       292,000   International Paper Co. (i)                8,520,560
                                ---------------------------------------------------------------------------------------------------
                                Pharmaceuticals - 3.0%               198,900   GlaxoSmithKline Plc (b)(i)                10,340,811
                                ---------------------------------------------------------------------------------------------------
                                Semiconductors & Semiconductor       624,430   Agere Systems, Inc. (c)                    6,494,072
                                Equipment - 7.0%                     201,300   Applied Materials, Inc.                    3,297,294
                                                                   1,792,600   LSI Logic Corp. (c)(i)                    14,537,986
                                                                                                                       ------------
                                                                                                                         24,329,352
                                ---------------------------------------------------------------------------------------------------
                                Software - 5.6%                      816,600   BEA Systems, Inc. (c)                      7,202,412
                                                                   1,168,200   Borland Software Corp. (c)                 5,899,410
                                                                     958,300   Parametric Technology Corp. (c)            6,238,533
                                                                                                                       ------------
                                                                                                                         19,340,355
                                ---------------------------------------------------------------------------------------------------
                                Specialty Retail - 4.5%              444,300   Foot Locker, Inc.                          8,637,192

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2005

                                                                      Shares
                                Industry                                Held   Common Stocks                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     404,000   The Gap, Inc.                           $  6,981,120
                                                                                                                       ------------
                                                                                                                         15,618,312
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Earnings Turnaround                151,843,465
-----------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%  Construction &                             3   New Millennium Homes, LLC (d)(g)                 750
                                Engineering - 0.0%
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Financial Restructuring                    750
-----------------------------------------------------------------------------------------------------------------------------------
Operational                     Aerospace & Defense - 2.0%           187,400   Raytheon Co.                               6,924,430
Restructuring - 25.9%           ---------------------------------------------------------------------------------------------------
                                Capital Markets - 3.0%               335,300   The Bank of New York Co., Inc.            10,491,537
                                ---------------------------------------------------------------------------------------------------
                                Chemicals - 2.3%                     190,500   E.I. du Pont de Nemours & Co.              7,941,945
                                ---------------------------------------------------------------------------------------------------
                                Communications Equipment - 2.0%      408,700   Nokia Oyj (b)                              6,874,334
                                ---------------------------------------------------------------------------------------------------
                                Consumer Finance - 2.2%              297,500   MBNA Corp.                                 7,607,075
                                ---------------------------------------------------------------------------------------------------
                                Diversified Financial                324,340   JPMorgan Chase & Co.                      11,877,331
                                Services - 3.4%
                                ---------------------------------------------------------------------------------------------------
                                IT Services - 1.1%                   717,800   Unisys Corp. (c)                           3,667,958
                                ---------------------------------------------------------------------------------------------------
                                Industrial Conglomerates - 2.9%      377,900   Tyco International Ltd.                    9,972,781
                                ---------------------------------------------------------------------------------------------------
                                Media - 5.0%                         489,000   Interpublic Group of Cos., Inc. (c)(i)     5,051,370
                                                                     684,100   Time Warner, Inc.                         12,197,503
                                                                                                                       ------------
                                                                                                                         17,248,873
                                ---------------------------------------------------------------------------------------------------
                                Wireless Telecommunication           296,900   Sprint Nextel Corp.                        6,920,739
                                Services - 2.0%
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Operational Restructuring           89,527,003
-----------------------------------------------------------------------------------------------------------------------------------
Price to Book - 8.8%            Diversified Financial                 82,300   Citigroup, Inc.                            3,767,694
                                Services - 1.1%
                                ---------------------------------------------------------------------------------------------------
                                Insurance - 7.7%                     244,000   American International Group, Inc.        15,811,200
                                                                     245,145   The St. Paul Travelers Cos., Inc. (i)     11,038,879
                                                                                                                       ------------
                                                                                                                         26,850,079
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Price to Book                       30,617,773
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks
                                                                               (Cost - $298,300,290) - 96.5%            333,875,960
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%  Construction &                         5,414   New Millennium Homes, LLC (a)(d)(g)          135,350
                                Engineering - 0.0%
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Preferred Stocks
                                                                               (Cost - $395) - 0.0%                         135,350
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Face
                                                                      Amount   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.9%  Construction &                     5,021,000   New Millennium Homes, LLC, 0%
                                Engineering - 0.9%                             due 12/31/2007 (d)(f)(g)                   3,012,620
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds
                                                                               (Cost - $4,396,479) - 0.9%                 3,012,620
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2005

                                                                  Beneficial
                                Industry                            Interest   Other Interests (e)                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial Restructuring - 0.0%  Oil, Gas & Consumable            $ 1,981,437   WRT Energy Corp. (Litigation Trust
                                Fuels - 0.0%                                   Certificates) (g)                       $         --
                                ---------------------------------------------------------------------------------------------------
                                                                               Total Other Interests
                                                                               (Cost - $202,416) - 0.0%                          --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 $15,760,208   Merrill Lynch Liquidity Series, LLC
                                                                               Cash Sweep Series I (j)                   15,760,208
                                                                  38,522,050   Merrill Lynch Liquidity Series, LLC
                                                                               Money Market Series (j)(h)                38,522,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Short-Term Securities
                                                                               (Cost - $54,282,258) - 15.7%              54,282,258
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments
                                                                               (Cost - $357,181,838*) - 113.1%          391,306,188

                                                                               Liabilities in Excess of Other
                                                                               Assets - (13.1%)                         (45,450,013)
                                                                                                                       ------------
                                                                               Net Assets - 100.0%                     $345,856,175
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $357,434,028
                                                                   ============
      Gross unrealized appreciation                                $ 46,913,605
      Gross unrealized depreciation                                 (13,041,445)
                                                                   ------------
      Net unrealized appreciation                                  $ 33,872,160
                                                                   ============

(a)   Convertible security.
(b)   Depositary receipts.
(c)   Non-income producing security.
(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest/dividend payments.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Represents a zero coupon bond.

Merrill Lynch Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2005

(g) Restricted securities as to resale, representing 0.9% of net assets, were as follows:

      -------------------------------------------------------------------------------------------
      Issue                                  Acquisition Dates          Cost             Value
      -------------------------------------------------------------------------------------------
      New Millennium Homes, LLC             4/26/1996- 8/29/1997    $ 2,891,337       $       750

      New Millennium Homes, LLC
      (Preferred)                           8/29/1997- 3/05/1999            395           135,350
      New Millennium Homes,
      LLC, 0% due 12/31/07                  8/29/1997- 3/05/1999      4,396,479         3,012,620
      WRT Energy Corp.
      (Litigation Trust Certificates)       7/10/1997                   202,416                 0
      -------------------------------------------------------------------------------------------
      Totals                                                        $ 7,490,627       $ 3,148,720
                                                                    =============================

(h)   Security was purchased with the cash proceeds from securities loans.
(i)   Security, or a portion of security, is on loan.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Interest
      Affiliate                                       Net Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash
      Sweep Series I                                  $ 8,334,442      $  72,948
      Merrill Lynch Liquidity Series, LLC Money
      Market Series                                   $(5,396,450)     $   9,011
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Focus Value Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: December 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Focus Value Fund, Inc.

Date: December 17, 2005